Employment cost (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of employee benefits [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Total employee benefit cost was as follows:
Short term benefits	75,507	71,453	50,199
Pension contributions	13,665	11,460	5,104
Share-based payments	21,993	23,891	22,943
Total	111,165	106,804	78,246

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]
The following table summarizes the information about the options outstanding, including options that are not yet exercisable:

Range of exercise price ($)	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
At December 31, 2017	2,000	0.39	45.27
	2,000	0.39	45.27
At December 31, 2016
22.19 – 22.19	12,477	0.64	22.19
26.26 – 46.34	2,000	1.39	45.27
	14,477	0.74	25.38
At December 31, 2015
22.19 – 22.19	78,277	1.64	22.19
26.26 – 46.34	31,000	2.80	30.69
56.99 – 56.99	16,000	3.67	56.99
	125,277	2.19	28.74

Disclosure of number and weighted average exercise prices of share options Exercisable [text block]
The following table summarizes information about options that are exercisable as at December 31, 2017, 2016 and 2015:

Range of exercise price ($)	Number of exercisable options	Weighted average exercise price ($)
At December 31, 2017
26.26 – 46.34	2,000	45.27
	2,000	45.27
At December 31, 2016
22.19 – 22.19	12,477	22.19
26.26 – 46.34	2,000	45.27
	14,477	25.38
At December 31, 2015
22.19 – 22.19	78,277	22.19
26.26 – 46.34	31,000	30.69
56.99 – 56.99	16,000	56.99
	125,277	28.74

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Movements in the number of restricted shares outstanding and their issue prices are as follows:

	Weighted market price at award date $ 2017	Weighted market price at award date $ 2016	Weighted market price at award date $ 2015	Shares 2017	Shares 2016	Shares 2015	Weighted average remaining contractual life (years) 2017	Weighted average remaining contractual life (years) 2016	Weighted average remaining contractual life (years) 2015
Shares granted to executive directors
At January 1	82.62	80.88	84.54	191,472	189,142	160,655			-
Awarded	87.87	92.75	73.42	49,357	44,664	55,781			-
Vested	-	76.53	76.53	-	(3,882)	(3,882)			-
Lapsed	90.76	86.45	89.08	(26,810)	(38,452)	(23,412)			-
At December 31	82.81	82.62	80.88	214,019	191,472	189,142	1.39	1.74	2.42
Shares awarded to non-executive
Directors									-
At January 1	-	-	76.15	-	-	-			-
Awarded	88.99	99.68	76.15	10,500	13,500	13,500			-
Vested	88.99	99.68	76.15	(10,500)	(13,500)	(13,500)			-
At December 31	-	-	-	-	-	-	-	-	-
Shares awarded to employees
At January 1	82.53	81.36	84.36	1,220,600	1,189,300	1,248,800			-
Awarded	94.73	89.63	75.99	179,100	374,100	286,300			-
Vested	83.28	89.75	89.08	(259,450)	(234,100)	(222,300)			-
Lapsed	80.88	76.57	84.66	(76,950)	(108,700)	(123,500)			-
At December 31	82.85	82.53	81.36	1,063,300	1,220,600	1,189,300	2.45	2.14	2.75

Employee [Member]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
The key assumptions used in this model for shares granted during the year ending December 31, 2017 were as follows:

$000	Note	January 2017	August 2017
Quantity of shares issued		149,100	30,000
Fair value of shares issued		$13.6 million	$2.7 million
Performance period		3,4 and 5 years	3,4 and 5 years
Volatility	14.1	37.2%,36.7% and 39.5%	36.9%,35.3% and 36.3%
Risk-free interest rate		1.4%,1.8% and 1.8%	1.5%,1.8% and 1.8%
Dividend yield		1.07%	1.06%
Weighted average share price on grant and valuation date	14.2	$94.94	$93.70

Executive Director [Member]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
The key assumptions used in this model for shares awarded during the years ending December 31, 2017 and 2016 were as follows:

$000	Note	March 2017	March 2016	March 2015
Quantity of shares issued		49,357	44,664	55,782
Fair value of shares awarded		$1.9 million	$2.2 million	$2.0 million
Performance period		4 years and a 1 year post vesting retention requirement	4 years and a 1 year post vesting retention requirement	4 years and a 1 year post vesting retention requirement
Risk free interest rate		1.90%	1.01%	1.45%
Volatility	14.1	37%	35%	35%
Euromoney Global Gold Index volatility		37%	35%	35%
Correlation used between the Euromoney Global Gold Index and the company TSR		60%	85%	85%
Weighted average share price on grant and valuation date	14.2	$87.41	$88.50	$67.41

Executive Director [Member] | Co-Investment Plan [Member]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
The key assumptions used in this model for awards made under the Co-Investment Plan during the years ending December 31, 2017, 2016 and 2015 were as follows:

$000	Note	March 2017	March 2016	March 2015
Quantity of shares committed		61,697	55,830	69,726
Fair value		$2.8 million	$2.3 million	$2.6 million
Performance period		3 years	3 years	3 years
Risk free interest rate		1.66%	1.01%	0.89%
Volatility	14.1	37%	35%	35%
Euromoney Global Gold Index volatility		37%	35%	35%
Correlation used between the Euromoney Global Gold Index and the company TSR		85%	85%	85%
Weighted average share price on grant and valuation date	14.2	$87.41	$88.50	$74.0

Senior Management [Member] | Co-Investment Plan [Member]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
The key assumptions used in this model for awards made under the Co-Investment Plan during the years ending December 31, 2017 and 2016 were as follows:

$000	Note	March 2017	March 2016	March 2015
Quantity of shares committed		6,845	10,739	20,730
Fair value		$0.3 million	$0.4 million	$0.8 million
Performance period		3 years	3 years	3 years
Risk free interest rate		1.66%	1.01%	0.95%
Volatility	14.1	37%	35%	35%
Euromoney Global Gold Index volatility		37%	35%	35%
Correlation used between the Euromoney Global Gold Index and the company TSR		85%	85%	85%
Weighted average share price on grant and valuation date	14.2	$87.41	$88.50	$73.38